Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data
Unaudited Quarterly Financial Data

	2011
	3/31/2011	6/30/2011	9/30/2011	12/31/2011
Total gross revenues(1)	$78,302	$78,468	$80,466	$80,988
Net income (loss)	$(15,993)	$(56,957)	$(30,844)	$14,016
Net income (loss) attributable to common shareholders	$(23,638)	$(50,539)	$(37,048)	$7,504
Net income (loss) attributable to common shareholders - basic per share	$(0.16)	$(0.33)	$(0.24)	$0.05
Net income (loss) attributable to common shareholders - diluted per share	$(0.21)	$(0.33)	$(0.24)	$0.05

	2010
	3/31/2010	6/30/2010	9/30/2010	12/31/2010
Total gross revenues(1)	$76,938	$76,432	$78,393	$77,619
Net income (loss)	$(29,326)	$(29,701)	$7,340	$14,277
Net income (loss) attributable to common shareholders	$(33,048)	$(30,379)	$58	$5,273
Net income (loss) attributable to common shareholders - basic and diluted per share	$(0.27)	$(0.23)	$0.00	$0.04
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(1) All periods have been adjusted to reflect the impact of properties sold during the six months ended June 30, 2012 and the years ended December 31, 2011 and 2010, and properties classified as held for sale, which are reflected in discontinued operations in the Consolidated Statements of Operations.

The sum of the quarterly income (loss) per common share amounts may not equal the full year amounts primarily because the computations of the weighted-average number of common shares of the Company outstanding for each quarter and the full year are made independently.